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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-06106

                      Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
	Pioneer Mid-Cap Value Fund
	Schedule Of Investmetns 1.31.11

Shares		Value

	COMMON STOCKS - 98.2%
	Energy - 11.2%
	Integrated Oil & Gas - 2.7%
375,000	Murphy Oil Corp.	$24,862,500
500,000	QEP Resources, Inc.	20,320,000
		$45,182,500
	Oil & Gas Drilling - 1.4%
950,000	Nabors Industries, Inc. *	$23,180,000
	Oil & Gas Equipment And Services - 1.2%
382,600	Cameron International Corp. * (b)	$20,392,580
	Oil & Gas Exploration & Production - 4.4%
320,000	Devon Energy Corp.	$28,380,800
300,000	Noble Affiliates, Inc.	27,330,000
850,000	Petrohawk Energy Corp. *	17,042,500
		$72,753,300
	Oil & Gas Refining & Marketing - 1.5%
950,000	Valero Energy Corp.	$24,092,000
	Total Energy	$185,600,380
	Materials - 5.3%
	Commodity Chemicals - 0.8%
310,900	Celanese Corp.	$12,899,241
	Diversified Chemical - 0.9%
170,000	PPG Industries, Inc. (b)	$14,327,600
	Metal & Glass Containers - 1.2%
675,600	Owens-Illinois, Inc. *	$19,923,444
	Paper Packaging - 0.8%
525,000	Temple -Inland Inc. (b)	$12,594,750
	Paper Products - 1.0%
600,000	International Paper Co.	$17,328,000
	Specialty Chemicals - 0.6%
198,500	Ecolab, Inc.	$9,863,465
	Total Materials	$86,936,500
	Capital Goods - 9.6%
	Aerospace & Defense - 1.4%
300,000	L-3 Communications Holdings, Inc.	$23,475,000
	Construction & Engineering - 1.5%
350,000	Fluor Corp.	$24,216,500
	Industrial Conglomerates - 1.2%
775,000	Textron, Inc. (b)	$20,374,750
	Industrial Machinery - 5.5%
275,000	Crane Co.	$12,212,750
90,000	Eaton Corp.	9,716,400
425,000	Ingersoll-Rand Plc. (b)	20,060,000
250,000	Kennametal, Inc.	10,150,000
332,800	Snap-On Inc.	18,846,464
259,886	SPX Corp.	20,369,865
		$91,355,479
	Total Capital Goods	$159,421,729
	Commercial Services & Supplies - 1.2%
	Human Resource & Employment Services - 1.2%
350,000	Towers Watson & Co.	$19,085,500
	Total Commercial Services & Supplies	$19,085,500
	Automobiles & Components - 0.7%
	Motorcycle Manufacturers - 0.7%
275,000	Harley-Davidson, Inc. (b)	$10,903,750
	Total Automobiles & Components	$10,903,750
	Consumer Durables & Apparel - 3.2%
	Homebuilding - 1.9%
862,700	D.R. Horton, Inc.	$10,688,853
1,000,000	Toll Brothers, Inc. *	20,240,000
		$30,928,853
	Housewares & Specialties - 1.3%
350,000	Fortune Brands, Inc. (b)	$21,588,000
	Total Consumer Durables & Apparel	$52,516,853
	Consumer Services - 1.4%
	Hotels, Resorts & Cruise Lines - 0.9%
500,000	Wyndham Worldwide Corp.	$14,065,000
	Restaurants - 0.5%
400,000	Jack In The Box, Inc. * (b)	$8,776,000
	Total Consumer Services	$22,841,000
	Media - 2.5%
	Advertising - 0.2%
350,000	The Interpublic Group of Companies, Inc. *	$3,741,500
	Broadcasting - 1.6%
1,300,000	CBS Corp. (Class B) (b)	$25,779,000
	Movies & Entertainment - 0.7%
280,000	Viacom, Inc. (Class B)	$11,634,000
	Total Media	$41,154,500
	Retailing - 2.3%
	Computer & Electronics Retail - 1.4%
700,000	Best Buy Co., Inc.	$23,800,000
	Specialty Stores - 0.9%
668,800	Staples Inc.	$14,920,928
	Total Retailing	$38,720,928
	Food Beverage & Tobacco - 4.5%
	Brewers - 0.9%
300,000	Molson Coors Brewing Co. (Class B)	$14,061,000
	Distillers & Vintners - 1.2%
1,050,000	Constellation Brands, Inc. *	$20,181,000
	Packaged Foods & Meats - 2.4%
722,700	ConAgra, Inc.	$16,137,891
600,000	Sara Lee Corp.	10,182,000
225,000	The J.M. Smucker Co. (b)	13,986,000
		$40,305,891
	Total Food Beverage & Tobacco	$74,547,891
	Health Care Equipment & Services - 5.8%
	Health Care Equipment - 2.0%
325,000	Baxter International, Inc.	$15,759,250
450,000	Medtronic, Inc. *	17,244,000
		$33,003,250
	Managed Health Care - 3.8%
625,000	Aetna Inc.	$20,587,500
525,000	CIGNA Corp.	22,060,500
345,000	Humana Inc. *	19,999,650
		$62,647,650
	Total Health Care Equipment & Services	$95,650,900
	Pharmaceuticals & Biotechnology - 2.8%
	Life Sciences Tools & Services - 1.2%
334,500	Thermo Fisher Scientific, Inc. *	$19,156,815
	Pharmaceuticals - 1.6%
575,000	Forest Laboratories, Inc. *	$18,549,500
375,000	Mylan, Inc. *	8,685,000
		$27,234,500
	Total Pharmaceuticals & Biotechnology	$46,391,315
	Banks - 6.4%
	Diversified Banks - 1.4%
600,000	Comerica, Inc. (b)	$22,920,000
	Regional Banks - 5.0%
625,000	Associated Banc-Corp (b)	$8,737,500
2,400,000	KeyCorp	21,360,000
300,000	PNC Bank Corp.	18,000,000
5,869,300	Popular, Inc. *	18,840,453
525,000	SunTrust Banks, Inc.	15,975,750
		$82,913,703
	Total Banks	$105,833,703
	Diversified Financials - 5.8%
	Asset Management & Custody Banks - 1.7%
550,000	Northern Trust Corp.	$28,589,000
	Investment Banking & Brokerage - 1.7%
284,800	Morgan Stanley Co.	$8,373,120
1,000,000	TD Ameritrade Holding Corp. (b)	20,420,000
		$28,793,120
	Specialized Finance - 2.4%
1,325,000	Moody's Corp. (b)	$38,915,250
	Total Diversified Financials	$96,297,370
	Insurance - 9.3%
	Life & Health Insurance - 3.8%
900,000	Lincoln National Corp.	$25,956,000
1,500,000	Unum Group	37,410,000
		$63,366,000
	Multi-Line Insurance - 1.7%
1,000,000	Hartford Financial Services Group, Inc.	$27,780,000
	Property & Casualty Insurance - 2.1%
524,500	Allstate Corp.	$16,332,930
525,000	Axis Capital Holdings Ltd.	18,679,500
		$35,012,430
	Reinsurance - 1.7%
427,000	Renaissancere Holdings Ltd.	$28,019,740
	Total Insurance	$154,178,170
	Real Estate - 6.6%
	Industrial Real Estate Investment Trust - 0.7%
650,494	First Potomac Realty Trust	$10,472,953
	Mortgage Real Estate Investment Trust - 1.0%
950,000	Annaly Capital Management Inc. (b)	$16,938,500
	Office Real Estate Investment Trusts - 3.1%
72,000	Boston Properties, Inc.	$6,794,640
557,541	Douglas Emmett, Inc. (b)	10,275,481
689,900	Duke Realty Investments, Inc.	9,451,630
350,000	Kilroy Realty Corp. (b)	13,349,000
316,700	Mack-Cali Realty Corp.	11,090,834
		$50,961,585
	Residential Real Estate Investment Trusts - 0.6%
174,634	American Campus Communities, Inc.	$5,647,664
75,000	Equity Residential Property Trust (b)	4,064,250
		$9,711,914
	Specialized Real Estate Investment Trust - 1.2%
1,100,000	Host Hotels & Resorts Inc.	$20,361,000
	Total Real Estate	$108,445,952
	Software & Services - 2.9%
	Application Software - 1.3%
2,100,000	Compuware Corp. * (b)	$22,512,000
	Data Processing & Outsourced Services - 1.6%
433,300	Computer Sciences Corp. *	$23,090,557
50,000	Fiserv, Inc. *	3,088,500
		$26,179,057
	Total Software & Services	$48,691,057
	Technology Hardware & Equipment - 3.2%
	Computer Hardware - 0.8%
1,000,000	Dell, Inc. *	$13,160,000
	Computer Storage & Peripherals - 1.1%
530,200	Western Digital Corp. *	$18,037,404
	Office Electronics - 1.3%
2,075,000	Xerox Corp.	$22,036,500
	Total Technology Hardware & Equipment	$53,233,904
	Semiconductors - 2.6%
	Semiconductor Equipment - 1.1%
452,000	ASM Lithography Holdings NV	$18,988,520
	Semiconductors - 1.5%
447,200	Analog Devices, Inc.	$17,364,776
700,000	Micron Technology, Inc. * (b)	7,378,000
		$24,742,776
	Total Semiconductors	$43,731,296
	Telecommunication Services - 2.1%
	Integrated Telecommunication Services - 1.1%
425,000	CenturyLink, Inc. (b)	$18,377,000
	Wireless Telecommunication Services - 1.0%
387,500	NII Holdings Inc. *	$16,267,250
	Total Telecommunication Services	$34,644,250
	Utilities - 8.8%
	Electric Utilities - 4.2%
550,000	DPL, Inc.	$14,399,000
375,000	Edison International	13,605,000
234,600	Exelon Corp. (b)	9,972,846
225,000	FirstEnergy Corp. (b)	8,802,000
875,000	PPL Corp.	22,566,250
		$69,345,096
	Multi-Utilities - 4.6%
650,000	Ameren Corp.	$18,440,500
950,000	CMS Energy Corp. (b)	18,525,000
382,900	Consolidated Edison, Inc. (b)	19,110,539
200,000	Public Service Enterprise Group, Inc.	6,486,000
250,000	Sempra Energy	13,017,500
		$75,579,539
	Total Utilities	$144,924,635
	TOTAL COMMON STOCKS
Principal	(Cost $1,342,181,451)	$1,623,751,583
Amount $
	TEMPORARY CASH INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
2,350,000	Barclays Plc, 0.20%, dated 1/31/11, repurchase price of $2,350,000
	plus accrued interest on 2/1/11 collateralized by the following:
	$1,256,983 Federal National Mortgage Association, 3.5%, 11/1/25
	$1,145,676 Federal National Mortgage Association (ARM), 3.579%, 8/1/40	$2,350,000

2,350,000	Barclays Plc, 0.20%, dated 1/31/11, repurchase price of $2,350,000
	plus accrued interest on 2/1/11 collateralized by
	$2,397,002 U.S. Treasury Bond, 3.125%-4.625%, 2/15/17-4/30/17	2,350,000

2,350,000	BNP Paribas SA, 0.22%, dated 1/31/11, repurchase price of $2,350,000
	plus accrued interest on 2/1/11 collateralized by
	$1,308,744 Federal National Mortgage Association (ARM), 1.261%-6.50%, 9/1/13-11/20/40
	$571,783 Federal Home Loan Mortgage Corp., 1.261%-6.50%, 9/1/13-11/20/40
	$32,879 Government National Mortgage Association (ARM), 2.625%-4.0%, 9/1/26-11/20/40
	$395,447 Federal National Mortgage Association, 1.261%-6.50%, 9/1/13-11/20/40
	$97,538 Freddie Mac Giant, 4.5%-11.0%, 2/15/25-11/20/40	2,350,000

2,350,000	BNP Paribas SA, 0.21%, dated 1/31/11, repurchase price of $2,350,000 plus accrued
	interest on 2/1/11 collateralized by $2,396,993 U.S. Treasury
	Bond,7.50%-7.875%, 2/15/21-11/15/24	2,350,000

2,350,000	Deutsche Bank AG, 0.22%, dated 1/31/11, repurchase price of $2,350,000
	plus accrued interest on 2/1/11 collateralized by $2,397,000 Federal National
	Mortgage Association, 7.0%, 8/1/38	2,350,000

2,350,000	Deutsche Bank, 0.21%, dated 1/31/11, repurchase price of $2,350,000
	plus accrued interest on 2/1/11 collateralized by
	$2,397,000 U.S. Treasury Inflation Protected Security, 0.0%, 5/15/22	2,350,000

2,350,000	JPMorgan, Inc., 0.21%, dated 1/31/11, repurchase price of $2,350,000
	plus accrued interest on 2/1/11 collateralized by the following:
	$2,737,180 Federal National Mortgage Association, 5.5%, 10/1/35	2,350,000

2,350,000	JPMorgan, Inc., 0.21%, dated 1/31/11, repurchase price of $2,350,000
	plus accrued interest on 2/1/11 collateralized by the following:
	$2,737,180 Federal National Mortgage Association, 5.5%, 10/1/35	2,350,000

2,350,000	RBC Capital Markets, Inc., 0.21%, dated 1/31/11, repurchase price of $2,350,000
	plus accrued interest on 2/1/11 collateralized by the following:
	$379,711 Fannie Mae, 1.0%-3.0%, 9/23/13-9/16/14
	$222,201 Freddie Mac, 0.0%-1.625%, 9/26/11-4/15/13
	$155,465 Federal Farm Credit Bank, 0.0%, 11/23/11
	$218,434 Tennessee Valley Authority Notes, 4.875%, 12/15/16
	$155,518 Freddie Mac Discount, 0.0%, 2/17/11
	$1,265,752 Federal Home Loan Bank, 0.625%-5.0%, 8/22/12-5/17/17	2,350,000

2,350,000	Societe Generale SA, 0.22%, dated 1/31/11, repurchase price of $2,350,000
	plus accrued interest on 2/1/11 collateralized by $2,397,000
	Federal National Mortgage Association, 5.5%-6.0%, 5/1/34-4/1/36	2,350,000

2,350,000	Societe Generale SA, 0.20%, dated 1/31/11, repurchase price of $2,350,000
	plus accrued interest on 2/1/11 collateralized by
	$2,397,001 U.S. Treasury Bond, 0.5%, 10/15/13	2,350,000
	Total Repurchase Agreements
	(Cost $25,850,000)	$25,850,000

		Value
	Securities Lending Collateral - 6.9% (c)
	Certificates of Deposit:
3,662,328	Bank of Nova Scotia, 0.35%, 9/29/11	$3,662,328
2,563,629	BBVA Group NY, 0.86%, 7/26/11	2,563,629
1,831,164	BNP Paribas Bank NY, 0.29%, 2/8/11	1,831,164
3,662,328	Canadian Imperial Bank of Commerce NY, 0.27%, 4/27/11	3,662,328
3,662,328	DnB NOR Bank ASA NY, 0.25%, 3/7/11	3,662,328
1,831,062	National Australia Bank NY, 0.32%, 10/19/11	1,831,062
3,662,328	Nordea NY, 0.3%, 4/13/11	3,662,328
3,662,328	RoboBank Netherland NV NY, 0.31%, 8/8/11	3,662,328
3,662,328	Royal Bank of Canada NY, 0.42%, 12/2/11	3,662,328
1,831,164	SocGen NY, 0.30%, 2/10/11	1,831,164
3,662,328	Westpac Banking Corp. NY, 0.42%, 12/6/11	3,662,328
		$33,693,315
	Commercial Paper:
1,464,931	American Honda Finance, 0.35%, 1/11/12	$1,464,931
1,469,318	American Honda Finance, 1.05%, 6/20/11	1,469,318
1,344,616	Australia & New Zealand Banking Group, 0.89%, 8/4/11	1,344,616
3,728,430	Caterpillar Financial Services Corp., 1.05%, 6/24/11	3,728,430
1,098,643	CHARFD, 0.26%, 2/8/11	1,098,643
1,831,150	FAIRPP, 0.27%, 2/2/11	1,831,150
1,880,638	FAIRPP, 0.27%, 3/7/11	1,880,638
3,662,572	Federal Home Loan Bank, 0.35%, 6/1/11	3,662,572
1,831,626	General Electric Capital Corp., 0.39%, 4/28/11	1,831,626
366,117	General Electric Capital Corp., 0.38%, 6/6/11	366,117
3,661,284	OLDLLC, 0.27%, 3/11/11	3,661,284
2,197,182	Parfin, 0.27%, 2/14/11	2,197,182
3,662,090	SEB, 0.39%, 2/7/11	3,662,090
1,829,827	SOCNAM, 0.37%, 4/14/11	1,829,827
2,197,140	STDFIN, 0.6%, 2/8/11	2,197,140
3,662,302	STRAIT, 0.25%, 2/2/11	3,662,302
1,831,150	TBLLC, 0.27%, 2/2/11	1,831,150
3,662,328	Toyota Motor Credit Corp., 0.42%, 9/8/11	3,662,328
1,464,794	VARFUN, 0.26%, 2/14/11	1,464,794
2,196,111	VARFUN, 0.27%, 4/20/11	2,196,111
2,197,421	Wachovia, 0.40%, 3/22/11	2,197,421
1,465,776	Wachovia, 0.43%, 10/15/11	1,465,776
		$48,705,446
	Tri-party Repurchase Agreements:
1,078,555	Barclays Capital Plc, 0.21%, 2/1/11	$1,078,555
1,831,164	Deutsche Bank Securities, Inc., 0.21%, 2/1/11	1,831,164
7,324,655	HSBC Bank USA NA, 0.21%, 2/1/11	7,324,655
10,986,983	RBS Securities, Inc., 0.22%, 2/1/11	10,986,983
		$21,221,357
Shares	Money Market Mutual Funds:
5,493,491	Dreyfus Preferred Money Market Fund	$5,493,491
5,493,491	Fidelity Prime Money Market Fund	5,493,491
		$10,986,982
	Total Securities Lending Collateral
	(Cost $114,607,100)	$114,607,100
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $140,457,100)	$140,457,100
	TOTAL INVESTMENT IN SECURITIES - 106.7%
	(Cost $1,488,033,696) (a)	$1,764,208,683
	OTHER ASSETS AND LIABILITIES - (6.7)%	$(111,088,821)
	TOTAL NET ASSETS - 100.0%	$1,653,119,862

*	Non-income producing security.

(a)	At January 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $1,495,927,807 was as follows:

	Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost	291,309,284

	Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value	(23,028,408)

	Net unrealized gain	$ 268,280,876

(b)	At January 31, 2011, the following securities were out on loan:

Shares	Description	Value
18,000	Annaly Capital Management Inc.	$320,940
388,600	Associated Banc-Corp	5,410,260
1,600	Cameron International Corp. *	85,280
7,300	CBS Corp. (Class B)	144,759
419,800	CenturyLink, Inc.	17,509,032
209,500	CMS Energy Corp.	4,085,250
438,500	Comerica, Inc.	16,750,700
64,500	Compuware Corp. *	691,440
1,700	Consolidated Edison, Inc.	84,847
2,200	Douglas Emmett, Inc.	40,546
3,700	Equity Residential Property Trust	200,503
100,000	Exelon Corp.	4,215,000
222,700	FirstEnergy Corp.	8,712,024
22,200	Fortune Brands, Inc.	1,369,296
3,300	Harley-Davidson, Inc.	130,845
420,500	Ingersoll-Rand Plc.	19,847,600
22,200	Jack In The Box, Inc. *	487,068
5,400	The J.M. Smucker Co.	335,664
142,900	Kilroy Realty Corp.	5,450,260
375,200	Micron Technology, Inc. *	3,954,608
519,200	Moody's Corp.	15,248,904
11,700	PPG Industries, Inc.	986,076
9,400	TD Ameritrade Holding Corp.	191,948
59,700	Temple -Inland Inc.	1,432,203
261,200	Textron, Inc.	6,866,948
	Total	$114,552,001

(c)	Security lending collateral is managed by Credit Suisse AG, New York Branch.

	Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
	Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
	Level 1 – quoted prices in active markets for identical securities
	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

	The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,623,751,583	$-	$-	$1,623,751,583
Temporary Cash Investments	-	129,470,118	-	129,470,118
Money Market Mutual Funds	10,986,982	-	-	10,986,982
Total	$1,634,738,565	$129,470,118	$-	$1,764,208,683

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 1, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 1, 2011

* Print the name and title of each signing officer under his or her signature.